Summary of Significant Accounting Policies - Schedule of Timing Revenue Recognition (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Total revenue	$ 2,434,551	$ 1,403,756	$ 1,945,315	$ 983,182
Products Transferred at a Point in Time [Member]
Total revenue	2,081,496
Products and Services Transferred Over Time [Member]
Total revenue	$ 353,055